CONDENSED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (841,222)	$ (41,933)	$ (1,697,507)	$ (101,118)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Non-cash interest expense	(17,168)	0	341,975	0
Loss on derivative liabilities	(727,344)	0	1,200,712	0
Stock issued for services			0	30,100
Changes in operating assets and liabilities:
Accounts receivable	(99,977)	(13,484)
Prepaid expenses	(7,864)	(240)
Inventory	71,978	(33,212)	(271,462)	0
Deposits	0	(135,786)
Accounts payable	72,881	38,698	10,933	9,763
Interest payable	5,307	0
Due to related parties			(48,138)	0
Net cash used in operating activities	(1,543,409)	(185,921)	(463,487)	(61,255)
Cash flows from financing activities:
Proceeds from issuance of notes to owners			198,575	61,255
Proceeds from Issuance of notes to 3rd parties			313,000	0
Owner advance	0	202,698
Convertible notes payable to related parties, net of discounts	1,531,461	0
Net cash provided by financing activities	1,531,461	202,698	511,575	61,255
Net change in cash	(11,948)	16,777	48,088	0
Cash and cash equivalents - Beginning of Year	48,088	0	0
Cash and cash equivalents - end of period	36,140	16,777	48,088	0
Supplemental non-cash information
Acquisition of trademark			$ 12,000	$ 0
Conversion of preferred shares into notes			300,000
Conversion of notes payable into common stock	14,000	0
Purchase of intellectual property in exchange for Class A preferred shares	0	12,000
Spire Branding Agreement for common stock	$ 2,700,000	$ 0